UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 28

Date of reporting period:	February 30, 2009

Item 1:	Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments

As of February 28, 2009

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.3%)
New York (100.3%)
	Albany County NY Airport Auth. Rev. VRDO	0.770%	3/6/09	LOC	18,690	18,690
	Albany NY IDA Fac. Rev. (Albany Medical Center) VRDO	0.670%	3/6/09	LOC	2,900	2,900
	Albany NY IDA Fac. Rev. (Holland Suites Project) VRDO	0.600%	3/6/09	LOC	6,390	6,390
	Buffalo NY Muni. Water System Rev. VRDO	0.500%	3/6/09	LOC	21,800	21,800
	Chappaqua NY Central School Dist. TAN	3.000%	6/30/09		8,000	8,035
	Chemung County NY IDA Civic Fac. Rev. (Elmira College Project) VRDO	0.690%	3/6/09	LOC	10,000	10,000
	Clifton Park NY IDA Multifamily Housing Rev. (Coburg Village Project) VRDO	0.590%	3/6/09	LOC	11,515	11,515
[1]	East Rochester NY Housing Auth. Rev. TOB VRDO	0.760%	3/6/09	LOC	11,540	11,540
	Elwood NY Union Free School Dist. TAN	3.000%	6/26/09		12,750	12,806
[1]	Erie County NY IDA School Fac. Rev. TOB VRDO	0.920%	3/6/09	(4)	4,330	4,330
	Geneva NY IDA Civic Fac. Rev. (Seneca) VRDO	0.520%	3/6/09	LOC	30,700	30,700
[1]	Hudson Yards Infrastructure Corp. New York Rev. TOB VRDO	0.750%	3/6/09	LOC	14,400	14,400
	Huntington NY TAN	3.000%	6/26/09		27,000	27,116
	Ithaca NY BAN	3.000%	6/30/09		5,000	5,022
	Ithaca NY BAN	3.000%	7/10/09		25,000	25,117
	Long Island NY Power Auth. Electric System Rev. CP	1.600%	3/12/09	LOC	59,200	59,200
	Long Island NY Power Auth. Electric System Rev. CP	0.600%	4/6/09	LOC	10,000	10,000
	Long Island NY Power Auth. Electric System Rev. VRDO	3.250%	3/6/09	(4)	16,000	16,000
	Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.875%	7/1/09	(Prere.)	2,500	2,545
[1]	Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	1.750%	3/6/09	(4)	8,000	8,000

	Metro. New York Transp. Auth. Rev. (Dedicated Tax Fund) VRDO	0.350%	3/6/09	LOC	13,600	13,600
	Metro. New York Transp. Auth. Rev. (Dedicated Tax Fund) VRDO	0.350%	3/6/09	LOC	9,000	9,000
	Metro. New York Transp. Auth. Rev. (Dedicated Tax Fund) VRDO	0.350%	3/6/09	LOC	7,800	7,800
	Metro. New York Transp. Auth. Rev. (Dedicated Tax Fund) VRDO	0.400%	3/6/09	LOC	17,750	17,750
[1]	Metro. New York Transp. Auth. Rev. (Service Contract) TOB VRDO	0.970%	3/6/09	(4)	7,495	7,495
	Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	0.400%	3/2/09	LOC	28,300	28,300
	Metro. New York Transp. Auth. Rev. (Transp. Fac.)	5.250%	7/1/09	(ETM)	20,000	20,135
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	0.730%	3/6/09	(13)	19,050	19,050
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	0.740%	3/6/09	(4)(13)	15,005	15,005
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	1.750%	3/6/09	(4)	7,000	7,000
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	1.920%	3/6/09	(4)	5,435	5,435
[1]	Metro. New York Transp. Auth. Rev. TOB VRDO	1.920%	3/6/09	(4)	6,510	6,510
	Monroe County NY IDA (Assn. Blind and Impaired) VRDO	1.030%	3/6/09	LOC	2,000	2,000
	Monroe County NY IDA (Monroe Community College) VRDO	0.520%	3/6/09	LOC	3,800	3,800
	Monroe County NY IDA (Nazareht College) VRDO	0.670%	3/6/09	LOC	2,275	2,275
	Nassau County NY Interim Finance Auth. VRDO	0.400%	3/6/09		27,300	27,300
	Nassau County NY Interim Finance Auth. VRDO	0.500%	3/6/09		13,000	13,000
	Nassau County NY Interim Finance Auth. VRDO	0.500%	3/6/09		26,000	26,000
	Nassau County NY Interim Finance Auth. VRDO	1.250%	3/6/09	(4)	12,425	12,425
	Nassau County NY Interim Finance Auth. VRDO	1.270%	3/6/09		41,200	41,200
	Nassau County NY Interim Finance Auth. VRDO	1.850%	3/6/09		7,055	7,055
	Nassau County NY Interim Finance Auth. VRDO	2.750%	3/6/09	(4)	20,000	20,000
	Nassau County NY TAN	2.250%	10/30/09		10,000	10,093
	Nassau County NY TAN	2.500%	10/30/09		15,000	15,164

	New York City NY Capital Resources (Enhanced Assistance PG) VRDO	0.530%	3/6/09	LOC	4,420	4,420
	New York City NY Capital Resources (Enhanced Assistance PG) VRDO	0.530%	3/6/09	LOC	8,220	8,220
	New York City NY Cultural Resources Rev. (American Museum) VRDO	0.400%	3/2/09		10,600	10,600
	New York City NY Cultural Resources Rev. (American Museum) VRDO	0.450%	3/2/09		1,490	1,490
	New York City NY Cultural Resources Rev. (American Museum) VRDO	0.480%	3/6/09		21,190	21,190
	New York City NY Cultural Resources Rev. (American Museum) VRDO	0.480%	3/6/09		16,225	16,225
	New York City NY Cultural Resources Rev. (American Museum) VRDO	0.490%	3/6/09		14,235	14,235
	New York City NY Cultural Resources Rev. (Lincoln Center) VRDO	0.450%	3/2/09	LOC	2,200	2,200
	New York City NY Cultural Resources Rev. (Lincoln Center) VRDO	0.450%	3/2/09	LOC	8,000	8,000
	New York City NY Cultural Resources Rev. (Lincoln Center) VRDO	0.350%	3/6/09	LOC	3,750	3,750
	New York City NY Cultural Resources Rev. (Metropolitan Museum) VRDO	0.300%	3/6/09		25,800	25,800
	New York City NY Cultural Resources Rev. (Metropolitan Museum) VRDO	0.300%	3/6/09		64,000	64,000
	New York City NY Cultural Resources Rev. (Museum of Modern Art) PUT	4.000%	8/1/09		5,750	5,804
	New York City NY Cultural Resources Rev. (Pierpont Morgan Library) VRDO	0.430%	3/6/09	LOC	4,000	4,000
	New York City NY Cultural Resources Rev. (Solomon R. Guggenheim Foundation) VRDO	0.530%	3/6/09	LOC	12,807	12,807
	New York City NY GO PUT	3.500%	3/6/09	LOC	10,000	10,000
[1]	New York City NY GO TOB VRDO	0.680%	3/6/09		7,760	7,760
	New York City NY GO VRDO	0.300%	3/2/09	LOC	24,200	24,200
	New York City NY GO VRDO	0.400%	3/2/09	LOC	16,100	16,100

	New York City NY GO VRDO	0.400%	3/2/09	LOC	5,000	5,000
	New York City NY GO VRDO	0.480%	3/2/09	LOC	21,550	21,550
	New York City NY GO VRDO	0.500%	3/2/09		5,900	5,900
	New York City NY GO VRDO	0.600%	3/2/09	(4)	2,300	2,300
	New York City NY GO VRDO	0.600%	3/2/09	(4)	9,000	9,000
	New York City NY GO VRDO	0.600%	3/2/09	(4)	11,200	11,200
	New York City NY GO VRDO	0.600%	3/2/09	(4)	5,970	5,970
	New York City NY GO VRDO	0.600%	3/2/09	(4)	13,950	13,950
	New York City NY GO VRDO	0.700%	3/2/09	LOC	12,000	12,000
	New York City NY GO VRDO	0.400%	3/6/09	LOC	48,255	48,255
	New York City NY GO VRDO	0.400%	3/6/09	LOC	32,000	32,000
	New York City NY GO VRDO	0.400%	3/6/09		11,110	11,110
	New York City NY GO VRDO	0.450%	3/6/09		10,000	10,000
	New York City NY GO VRDO	0.460%	3/6/09		12,500	12,500
	New York City NY GO VRDO	0.480%	3/6/09	LOC	34,700	34,700
	New York City NY GO VRDO	0.480%	3/6/09	LOC	24,190	24,190
	New York City NY GO VRDO	0.500%	3/6/09	LOC	23,000	23,000
	New York City NY GO VRDO	0.500%	3/6/09		9,800	9,800
	New York City NY Housing Dev. Corp. Multi-Family Rev. (First Avenue) VRDO	0.550%	3/6/09	LOC	24,205	24,205
[1]	New York City NY Housing Dev. Corp. Multi-Family Rev. TOB VRDO	0.780%	3/6/09		5,550	5,550
	New York City NY Housing Dev. Corp. Multi-Family Rev. VRDO	0.550%	3/6/09	LOC	45,800	45,800
	New York City NY Housing Dev. Corp. Rev. (Corp. Multifamily - Sons of Italy) VRDO	0.530%	3/6/09	LOC	3,850	3,850
[1]	New York City NY Housing Dev. Corp. Rev. (Multi-Family Housing) TOB VRDO	0.580%	3/6/09		6,975	6,975

	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 155 West 21st Street) VRDO	0.580%	3/6/09	LOC	11,400	11,400
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 201 Pearl Street) VRDO	0.480%	3/6/09	LOC	9,600	9,600
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 201 Pearl Street) VRDO	0.650%	3/6/09	LOC	13,500	13,500
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - 90 West Street) VRDO	0.480%	3/6/09	LOC	5,000	5,000
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - Atlantic Court) VRDO	0.650%	3/6/09	LOC	53,100	53,100
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - Ocean Gate) VRDO	0.700%	3/6/09	LOC	32,530	32,530
	New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - One Columbus Place) VRDO	0.550%	3/6/09	LOC	32,000	32,000
	New York City NY IDA (Lycee Francais De NY Project) VRDO	0.500%	3/6/09	LOC	5,000	5,000
	New York City NY IDA (NY Congregational Nursing Center Project) VRDO	0.540%	3/6/09	LOC	4,600	4,600
	New York City NY IDA (United Jewish Appeal) VRDO	0.520%	3/6/09		12,300	12,300
	New York City NY IDA Rev. (New York Law School) VRDO	0.530%	3/6/09	LOC	1,700	1,700
	New York City NY IDA Rev. (New York Law School) VRDO	0.730%	3/6/09	LOC	3,100	3,100
	New York City NY IDA Special Fac. Rev. (Korean Air Lines) VRDO	0.670%	3/6/09	LOC	13,600	13,600
	New York City NY IDA Special Fac. Rev. (Korean Air Lines) VRDO	0.670%	3/6/09	LOC	15,500	15,500
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.750%	6/15/09	(Prere.)	30,650	31,311
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.570%	3/6/09		4,400	4,400

[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.580%	3/6/09		1,455	1,455
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.580%	3/6/09		1,775	1,775
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.580%	3/6/09		4,995	4,995
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.580%	3/6/09		25,885	25,885
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.580%	3/6/09		5,140	5,140
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.580%	3/6/09		4,000	4,000
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.600%	3/6/09		11,000	11,000
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.670%	3/6/09	(Prere.)	5,300	5,300
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.670%	3/6/09		8,000	8,000
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.670%	3/6/09		15,840	15,840
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.670%	3/6/09		10,215	10,215
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	0.670%	3/6/09		5,485	5,485
[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.050%	3/6/09	(4)	7,830	7,830

[1]	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.060%	3/6/09	(4)	20,015	20,015
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.400%	3/2/09		21,995	21,995
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.450%	3/2/09		2,365	2,365
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.450%	3/2/09		1,350	1,350
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.500%	3/2/09		5,000	5,000
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.550%	3/2/09		5,600	5,600
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.400%	3/6/09		40,000	40,000
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.460%	3/6/09		7,000	7,000
	New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.500%	3/6/09		13,900	13,900
[1]	New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	0.970%	3/6/09		19,610	19,610
[1]	New York City NY Sales Tax Asset Receivable Corp. TOB VRDO	0.970%	3/6/09		12,845	12,845
[1]	New York City NY Transitional Finance Auth. Rev.	0.650%	3/6/09	(Prere.)	10,065	10,065
	New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09	(Prere.)	7,245	7,361
	New York City NY Transitional Finance Auth. Rev.	5.125%	5/1/09	(Prere.)	4,000	4,064
	New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09	(Prere.)	1,325	1,345

	New York City NY Transitional Finance Auth. Rev. Future Tax	5.500%	5/1/09	(Prere.)	1,660	1,685
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	0.580%	3/6/09		5,295	5,295
[1]	New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.060%	3/6/09	(4)	9,900	9,900
	New York City NY Transitional Finance Auth. Rev. VRDO	0.400%	3/2/09		39,620	39,620
	New York City NY Transitional Finance Auth. Rev. VRDO	0.550%	3/2/09		5,200	5,200
	New York City NY Transitional Finance Auth. Rev. VRDO	0.350%	3/6/09		53,865	53,865
	New York City NY Transitional Finance Auth. Rev. VRDO	0.350%	3/6/09		28,485	28,485
	New York City NY Transitional Finance Auth. Rev. VRDO	0.510%	3/6/09		8,465	8,465
[1]	New York State Dorm Auth. Rev. TOB VRDO	0.580%	3/6/09		8,770	8,770
	New York State Dormitory Auth. Rev. (Catholic Health) VRDO	0.540%	3/6/09	LOC	26,345	26,345
	New York State Dormitory Auth. Rev. (Catholic Health) VRDO	0.540%	3/6/09	LOC	7,955	7,955
[1]	New York State Dormitory Auth. Rev. (City Univ.) TOB VRDO	1.150%	3/6/09	(4)	11,270	11,270
	New York State Dormitory Auth. Rev. (Columbia Univ.) CP	0.450%	6/24/09		12,800	12,800
[1]	New York State Dormitory Auth. Rev. (Columbia Univ.) TOB VRDO	0.670%	3/6/09		2,950	2,950
	New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	0.300%	3/6/09		6,300	6,300
[1]	New York State Dormitory Auth. Rev. (Mental Health Services) TOB VRDO	0.700%	3/6/09	(4)	15,785	15,785
	New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	0.530%	3/6/09		2,600	2,600
	New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	0.530%	3/6/09		71,500	71,500
	New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	2.450%	3/6/09	(4)	11,650	11,650

	New York State Dormitory Auth. Rev. (Personal Income Tax)	3.000%	3/15/09		20,540	20,550
	New York State Dormitory Auth. Rev. (Personal Income Tax)	2.500%	12/15/09		8,130	8,250
[1]	New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	0.660%	3/6/09		11,950	11,950
[1]	New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	2.150%	3/6/09		17,660	17,660
[1]	New York State Dormitory Auth. Rev. (Vassar College) TOB VRDO	0.620%	3/6/09		5,315	5,315
	New York State Dormitory Auth. Rev. (Wagner College) VRDO	0.480%	3/6/09	LOC	5,135	5,135
	New York State Dormitory Auth. Rev. Non State Supported Debt (Bernard College) VRDO	0.580%	3/6/09	LOC	10,000	10,000
	New York State Dormitory Auth. Rev. Non State Supported Debt (Catholic Health System) VRDO	0.540%	3/6/09	LOC	2,470	2,470
	New York State Dormitory Auth. Rev. Non State Supported Debt (College of New Rochelle) VRDO	0.580%	3/6/09	LOC	5,000	5,000
	New York State Dormitory Auth. Rev. Non State Supported Debt (Cornell Univ.) VRDO	0.550%	3/2/09		20,450	20,450
	New York State Dormitory Auth. Rev. Non State Supported Debt (Fordham Univ.) VRDO	0.550%	3/6/09	LOC	8,285	8,285
	New York State Dormitory Auth. Rev. Non State Supported Debt (Fordham Univ.) VRDO	0.550%	3/6/09	LOC	31,210	31,210
	New York State Dormitory Auth. Rev. Non State Supported Debt (Highland Community Dev. Corp) VRDO	0.500%	3/6/09	LOC	10,025	10,025
	New York State Dormitory Auth. Rev. Non State Supported Debt (Ithaca College) VRDO	0.580%	3/6/09	LOC	9,505	9,505
	New York State Dormitory Auth. Rev. Non State Supported Debt (John Fisher College) VRDO	0.580%	3/6/09	LOC	2,000	2,000

	New York State Dormitory Auth. Rev. Non State Supported Debt (LeMoyne College) VRDO	0.450%	3/6/09	LOC	5,000	5,000
	New York State Dormitory Auth. Rev. Non State Supported Debt (Long Island Univ.) VRDO	0.570%	3/6/09	LOC	6,500	6,500
	New York State Dormitory Auth. Rev. Non State Supported Debt (Rockefellar Univ.) VRDO	0.300%	3/6/09		15,815	15,815
	New York State Dormitory Auth. Rev. Non State Supported Debt (Rockefellar Univ.) VRDO	0.300%	3/6/09		8,000	8,000
	New York State Dormitory Auth. Rev. Non State Supported Debt (Rockefellar Univ.) VRDO	0.300%	3/6/09		8,300	8,300
	New York State Dormitory Auth. Rev. Non State Supported Debt (St. John's Univ.) VRDO	0.400%	3/6/09	LOC	52,480	52,480
	New York State Dormitory Auth. Rev. Non State Supported Debt (St. John's Univ.) VRDO	0.450%	3/6/09	LOC	20,700	20,700
	New York State Dormitory Auth. Rev. Non State Supported Debt (St. John's Univ.) VRDO	0.500%	3/6/09	LOC	61,260	61,260
[2]	New York State Dormitory Auth. Rev. Non State Supported Debt (St. Lawrence Univ.) VRDO	0.580%	3/6/09	LOC	19,000	19,000
	New York State Dormitory Auth. Rev. Non State Supported Debt (Univ. of Rochester) VRDO	0.510%	3/6/09	LOC	20,000	20,000
	New York State Dormitory Auth. Rev. State Supported Debt (City Univ.) VRDO	0.480%	3/6/09	LOC	7,000	7,000
[1]	New York State Dormitory Auth. Rev. TOB VRDO	0.570%	3/6/09		7,500	7,500
[1]	New York State Dormitory Auth. Rev. TOB VRDO	0.580%	3/6/09		5,000	5,000
[1]	New York State Dormitory Auth. Rev. TOB VRDO	0.580%	3/6/09		7,265	7,265
[1]	New York State Dormitory Auth. Rev. TOB VRDO	0.660%	3/6/09		20,000	20,000
[1]	New York State Dormitory Auth. Rev. TOB VRDO	0.730%	3/6/09	(13)	9,800	9,800

[1]	New York State Dormitory Auth. Rev. TOB VRDO	0.970%	3/6/09	(4)	9,040	9,040
	New York State Dormitory Auth. Rev. VRDO	0.350%	3/6/09	LOC	7,625	7,625
	New York State Dormitory Auth. Rev. VRDO	0.350%	3/6/09	LOC	3,600	3,600
	New York State Energy Research & Dev. Auth. (Con Edison) VRDO	0.510%	3/6/09	LOC	15,000	15,000
	New York State Energy Research & Dev. Auth. (Con Edison) VRDO	0.530%	3/6/09	LOC	13,700	13,700
	New York State Energy Research & Dev. Auth. (Con Edison) VRDO	0.650%	3/6/09	LOC	15,000	15,000
	New York State Energy Research & Dev. Auth. Electric Facility Rev. (Long Island Lighting Company) VRDO	0.630%	3/6/09	LOC	12,980	12,980
	New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) VRDO	0.500%	3/6/09	LOC	15,700	15,700
[1]	New York State Environmental Fac. Corp. PCR TOB VRDO	1.750%	3/6/09	(4)	21,450	21,450
[1]	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	0.580%	3/6/09		11,525	11,525
[1]	New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	0.580%	3/6/09		3,645	3,645
[1]	New York State Environmental Fac. Corp. Rev. (Personal Income Tax) TOB VRDO	0.580%	3/6/09		3,185	3,185
	New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	0.480%	3/2/09		18,100	18,100
	New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	0.700%	3/2/09		25,900	25,900

	New York State Environmental Fac. Corp. Solid Waste Disposal Rev. (General Electric Co.) VRDO	0.700%	3/2/09		26,700	26,700
[1]	New York State Environmental Fac. Corp. Water & Sewer System Rev. TOB VRDO	0.700%	3/2/09		9,000	9,000
	New York State Housing Finance Agency Rev. (80 DeKalb Ave. Housing) VRDO	0.400%	3/6/09	LOC	14,270	14,270
	New York State Housing Finance Agency Rev. (Brook Avenue Apartments) VRDO	0.630%	3/6/09	LOC	14,300	14,300
	New York State Housing Finance Agency Rev. (Chelsea Apartments) VRDO	0.600%	3/6/09	LOC	66,170	66,170
	New York State Housing Finance Agency Rev. (Clinton Green North) VRDO	0.580%	3/6/09	LOC	40,000	40,000
	New York State Housing Finance Agency Rev. (Clinton Green South) VRDO	0.580%	3/6/09	LOC	32,000	32,000
	New York State Housing Finance Agency Rev. (Overlook Apartments) VRDO	0.530%	3/6/09	LOC	4,500	4,500
	New York State Housing Finance Agency Rev. (Saville Housing) VRDO	0.550%	3/6/09	LOC	55,000	55,000
	New York State Housing Finance Agency Rev. (West 23rd Street) VRDO	0.670%	3/6/09	LOC	47,900	47,900
	New York State Housing Finance Agency Rev. (West 31st Street) VRDO	0.580%	3/6/09	LOC	20,000	20,000
	New York State Housing Finance Agency Rev. (West 37th Street Housing) VRDO	0.450%	3/6/09	LOC	4,200	4,200
	New York State Housing Finance Agency Rev. VRDO	0.400%	3/6/09	LOC	35,100	35,100
	New York State Housing Finance Agency Rev. VRDO	0.550%	3/6/09	LOC	22,300	22,300
	New York State Housing Finance Agency Rev. VRDO	0.580%	3/6/09	LOC	50,000	50,000
	New York State Housing Finance Agency Rev. VRDO	0.670%	3/6/09	LOC	27,000	27,000

	New York State Housing Finance Agency Service Contract Rev. VRDO	0.530%	3/6/09	LOC	23,500	23,500
	New York State Housing Finance Agency Service Contract Rev. VRDO	0.670%	3/6/09	LOC	26,700	26,700
	New York State Housing Finance Agency Service Contract Rev. VRDO	0.670%	3/6/09	LOC	9,000	9,000
	New York State Local Govt. Assistance Corp. VRDO	0.400%	3/6/09	LOC	35,470	35,470
	New York State Local Govt. Assistance Corp. VRDO	0.400%	3/6/09		10,000	10,000
	New York State Local Govt. Assistance Corp. VRDO	0.400%	3/6/09		25,155	25,155
	New York State Local Govt. Assistance Corp. VRDO	0.530%	3/6/09	LOC	33,375	33,375
	New York State Local Govt. Assistance Corp. VRDO	0.750%	3/6/09	LOC	5,900	5,900
	New York State Local Govt. Assistance Corp. VRDO	1.300%	3/6/09	(4)	58,325	58,325
	New York State Local Govt. Assistance Corp. VRDO	1.500%	3/6/09	(4)	69,725	69,725
[1]	New York State Mortgage Agency Rev. (Homeowner Mortgage) TOB VRDO	0.760%	3/6/09		5,805	5,805
[1]	New York State Mortgage Agency Rev. TOB VRDO	0.760%	3/6/09		6,090	6,090
[1]	New York State Mortgage Agency Rev. TOB VRDO	0.760%	3/6/09		6,700	6,700
[1]	New York State Mortgage Agency Rev. TOB VRDO	0.760%	3/6/09		9,000	9,000
[1]	New York State Mortgage Agency Rev. TOB VRDO	0.770%	3/6/09		4,500	4,500
	New York State Mortgage Agency Rev. VRDO	0.500%	3/6/09		8,400	8,400
	New York State Power Auth. Rev. PUT	1.600%	3/2/09		26,670	26,670
	New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/09		8,000	8,020
	New York State Urban Dev. Corp. Rev. (Community Enhancement Fac.)	5.125%	4/1/09	(Prere.)	5,500	5,569
	New York State Urban Dev. Corp. Rev. VRDO	0.480%	3/6/09	LOC	11,800	11,800
	New York State Urban Dev. Corp. Rev. VRDO	0.530%	3/6/09	LOC	32,000	32,000
[1]	New York State Urban Dev. Corp. TOB VRDO	0.680%	3/6/09	(Prere.)	8,605	8,605
	Niagara County NY IDA Civic Fac. Var-Student Housing Rev. VRDO	0.580%	3/6/09	LOC	5,000	5,000
	Niagara Falls NY Bridge Comm. Rev. VRDO	3.000%	3/6/09	(12)	15,200	15,200

Onondaga County NY IDA Civic Fac. Rev. (Syracuse Univ. Project) VRDO	0.450%	3/6/09	LOC	3,885	3,885
Onondaga County NY IDA Civic Fac. Rev. VRDO	0.620%	3/6/09	LOC	11,060	11,060
Oyster Bay NY BAN	2.500%	3/13/09		44,185	44,191
Oyster Bay NY BAN	2.750%	9/18/09		94,033	94,620
Rensselaer County NY IDA Fac. Rev. VRDO	0.580%	3/6/09	LOC	13,000	13,000
Riverhead NY IDA Rev. (Central Suffolk Hosp.) VRDO	0.540%	3/6/09	LOC	6,985	6,985
Riverhead NY IDA Rev. (Central Suffolk Hosp.) VRDO	0.540%	3/6/09	LOC	5,000	5,000
Rockland County NY RAN	2.000%	3/19/09		80,000	80,012
Southampton Town NY BAN	2.500%	4/3/09		19,650	19,666
St. Lawrence County NY Individual Dev. Civic Fac. Rev. VRDO	0.300%	3/6/09	LOC	23,200	23,200
Suffolk County NY Water Auth. Rev. VRDO	0.400%	3/6/09		23,335	23,335
Suffolk County NY Water Auth. Rev. VRDO	0.400%	3/6/09		46,700	46,700
Syosset NY Central School Dist. TAN	3.000%	6/26/09		20,000	20,086
Syracuse NY IDA Civic Facility Rev. (Syracuse Univ. Project) VRDO	0.350%	3/2/09	LOC	5,000	5,000
Syracuse NY IDA Civic Facility Rev. (Syracuse Univ. Project) VRDO	0.350%	3/2/09	LOC	1,600	1,600
Tobacco Settlement Asset Securitization Corp. Inc. New York	6.375%	7/15/09	(Prere.)	82,915	85,183
Tompkins County NY BAN	1.750%	2/9/10		6,500	6,564
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	0.550%	3/2/09		8,275	8,275
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	0.300%	3/6/09		8,390	8,390
Tompkins County NY IDA Civic Fac. (Ithaca College) VRDO	0.520%	3/6/09	LOC	30,525	30,525
Tompkins County NY IDA Civic Fac. (Ithaca College) VRDO	0.520%	3/6/09	LOC	29,695	29,695
Tompkins County NY IDA Civic Fac. (Ithaca College) VRDO	0.520%	3/6/09	LOC	40,290	40,290
Triborough Bridge & Tunnel Auth. New York Rev. PUT	2.000%	1/20/10		20,000	20,239

[1]	Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	0.580%	3/6/09		12,245	12,245
[1]	Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	0.580%	3/6/09		3,330	3,330
[1]	Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	0.660%	3/6/09		24,610	24,610
[1]	Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	0.660%	3/6/09		10,050	10,050
	Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.520%	3/6/09	LOC	48,800	48,800
	Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.620%	3/6/09		81,875	81,875
	Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.270%	3/6/09		63,370	63,370
	Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) VRDO	0.350%	3/6/09	LOC	13,250	13,250
	Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) VRDO	0.650%	3/6/09	LOC	10,000	10,000
	Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) VRDO	0.730%	3/6/09	LOC	14,500	14,500
	Watervliet NY Housing Auth. Rev. (Beltrone Senior Living) VRDO	0.580%	3/6/09	LOC	14,000	14,000
Total Tax-Exempt Municipal Bonds (Cost $4,601,975)						4,601,975
Other Assets and Liabilities-Net (-0.3%)						(14,235)
Net Assets (100%)						4,587,740

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities was $580,145,000, representing 12.6% of net assets.

2						Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 28, 2009.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.9%)
New York (95.8%)
Albany County NY GO	5.000%	10/1/12	(1)	3,405	3,594
Albany NY IDA Fac. Rev. (St. Peter's Hospital Project)	5.250%	11/15/27		5,000	3,828
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15	(1)	335	336
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15	(1)	2,665	2,672
Buffalo NY GO	5.125%	2/1/12	(2)	1,870	1,912
Buffalo NY GO	5.125%	2/1/13	(2)	2,945	3,011
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20	(4)	3,510	3,699
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21	(4)	5,000	5,227
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22	(4)	4,500	4,673
Hempstead NY GO	3.000%	8/15/10		3,435	3,537
Hempstead NY GO	4.000%	8/15/11		3,000	3,187
Hempstead NY GO	2.500%	2/1/12		1,015	1,038
Hempstead NY GO	5.625%	2/1/12	(3)	1,220	1,240
Hempstead NY GO	4.000%	8/15/13		1,000	1,081
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/17		2,360	2,469
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/19		3,200	3,301
Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/47	(3)	10,000	8,102
Liberty NY Dev. Corp. Rev. (Goldman Sachs Headquarters)	5.250%	10/1/35		23,800	19,665
Long Island NY Power Auth. Electric System Rev.	5.000%	5/1/11	(1)	8,100	8,473
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/13		15,690	16,833
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18	(1)	25,000	25,841
Long Island NY Power Auth. Electric System Rev.	5.250%	4/1/19		15,000	15,736
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/24	(4)	19,830	9,695
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/27	(4)	15,905	5,979
Long Island NY Power Auth. Electric System Rev.	5.125%	9/1/29		10,000	9,673
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23		5,000	5,007

Metro. New York Transp. Auth. Rev.	6.250%	11/15/23		5,000	5,614
Metro. New York Transp. Auth. Rev.	6.500%	11/15/28		5,000	5,504
Metro. New York Transp. Auth. Rev.	5.125%	11/15/31		4,450	4,347
Metro. New York Transp. Auth. Rev.	5.000%	11/15/37		14,250	13,561
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.500%	11/15/13	(4)	6,000	6,561
Metro. New York Transp. Auth. Rev. (Service Contract)	5.125%	1/1/29		20,000	19,839
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/12	(1)	1,000	1,087
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/14	(1)	500	547
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16	(1)	4,000	4,203
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17	(2)	35,000	36,554
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17	(1)	5,000	5,222
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/19	(1)	6,000	6,189
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/20	(1)	7,000	7,169
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/22		5,000	5,038
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/22	(1)	8,310	8,395
Metro. New York Transp. Auth. Rev. (Transit Rev.) PUT	5.000%	11/15/14		40,550	42,338
Monroe County NY GO	5.000%	3/1/12	(12)	3,340	3,632
Monroe County NY GO	5.000%	3/1/13	(12)	3,195	3,522
Monroe Tobacco Securitization Corp. New York Tobacco Settlement Rev.	6.375%	6/1/10	(Prere.)	15,000	16,147
Nassau County NY GO	5.250%	6/1/09	(2)(Prere.)	4,670	4,812
Nassau County NY GO	5.250%	6/1/09	(2)(Prere.)	6,905	7,115
Nassau County NY GO	5.250%	6/1/09	(2)(Prere.)	6,585	6,785
Nassau County NY GO	5.250%	6/1/11	(2)	3,670	3,776
Nassau County NY GO	5.000%	1/15/16	(4)	875	993
Nassau County NY Interim Finance Auth. VRDO	1.850%	3/6/09		4,800	4,800
Nassau County NY Sewer & Storm Water Finance Auth. Rev.	5.000%	11/1/12		4,980	5,447
Nassau County NY Sewer & Storm Water Finance Auth. Rev.	5.000%	11/1/13		1,000	1,101

New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.000%	7/1/44	(1)	5,000	4,746
New York City NY Cultural Resources Rev. (American Museum) VRDO	0.450%	3/2/09		14,600	14,600
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.000%	4/1/28		4,650	4,689
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.000%	4/1/31		5,000	4,927
New York City NY GO	5.750%	5/15/10	(4)(Prere.)	4,540	4,854
New York City NY GO	5.875%	5/15/10	(4)(Prere.)	4,670	5,000
New York City NY GO	5.250%	3/15/11	(2)(Prere.)	390	425
New York City NY GO	5.000%	8/1/13		2,370	2,554
New York City NY GO	5.125%	8/1/13	(4)	19,025	20,065
New York City NY GO	5.750%	8/1/13		8,000	8,848
New York City NY GO	5.000%	8/15/13		1,000	1,078
New York City NY GO	5.000%	1/1/14		3,860	4,141
New York City NY GO	5.000%	2/1/14		3,500	3,757
New York City NY GO	5.000%	8/1/14		2,500	2,696
New York City NY GO	5.000%	8/1/14		2,330	2,512
New York City NY GO	5.000%	8/1/14		6,500	7,009
New York City NY GO	5.000%	8/1/14		2,800	3,019
New York City NY GO	5.000%	8/1/14		2,505	2,701
New York City NY GO	5.200%	8/1/14	(4)	5,000	5,283
New York City NY GO	5.250%	8/1/14		1,390	1,514
New York City NY GO	5.250%	9/1/14		4,060	4,425
New York City NY GO	5.000%	4/1/15	(4)	4,760	5,149
New York City NY GO	5.250%	3/15/16	(2)	4,610	4,929
New York City NY GO	5.000%	8/1/16		17,425	18,587
New York City NY GO	5.000%	2/1/17		9,335	9,911
New York City NY GO	5.000%	9/1/17		4,455	4,667
New York City NY GO	5.250%	9/1/21		8,000	8,205
New York City NY GO	5.000%	8/1/22		10,000	9,966
New York City NY GO	5.250%	8/15/22		10,000	10,144
New York City NY GO	5.250%	9/1/22		27,000	27,383
New York City NY GO	5.000%	8/1/24		10,000	9,811
New York City NY GO	5.250%	8/15/24		15,000	15,054
New York City NY GO	5.000%	8/1/25		8,905	8,688
New York City NY GO	5.000%	8/15/26		14,975	14,533
New York City NY GO VRDO	0.580%	3/2/09	LOC	3,500	3,500
New York City NY GO VRDO	0.700%	3/2/09	LOC	18,100	18,100
New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12		6,665	7,047
New York City NY IDA (Queens Baseball Stadium)	6.125%	1/1/29	(12)	1,750	1,839
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/31	(2)	32,640	27,537

New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/39	(2)	13,875	11,146
New York City NY IDA (Queens Baseball Stadium)	6.375%	1/1/39	(12)	4,000	4,232
New York City NY IDA (Yankee Stadium)	0.000%	3/1/29	(12)	3,000	826
New York City NY IDA (Yankee Stadium)	0.000%	3/1/34	(12)	10,285	2,012
New York City NY IDA (Yankee Stadium)	0.000%	3/1/35	(12)	4,305	787
New York City NY IDA (Yankee Stadium)	5.000%	3/1/36	(1)	23,300	18,929
New York City NY IDA (Yankee Stadium)	7.000%	3/1/49	(12)	8,000	8,775
New York City NY IDA Special Fac. Rev.	5.000%	5/1/14		2,580	2,583
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	4.000%	6/15/14		1,015	1,076
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	0.000%	6/15/17		10,000	7,473
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.375%	6/15/17		25,015	27,320
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	0.000%	6/15/18		5,000	3,526
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	0.000%	6/15/21		4,490	2,586
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	4.500%	6/15/28	(4)	12,000	11,276
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/29		10,000	10,017
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/31		9,000	8,869
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	4.500%	6/15/32		17,500	15,514
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.000%	6/15/36		20,055	19,500
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	4.500%	6/15/38		8,250	7,152
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.500%	6/15/40		13,500	13,944

New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.750%	6/15/40		15,075	16,062
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.450%	3/2/09		2,400	2,400
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/23	(1)	6,100	6,360
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/24	(1)	12,500	12,954
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/25	(1)	12,000	12,381
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09	(Prere.)	15	15
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/10	(Prere.)	2,820	2,975
New York City NY Transitional Finance Auth. Rev.	5.750%	5/15/10	(Prere.)	930	994
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/11		4,750	5,023
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11	(Prere.)	1,920	2,095
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11	(Prere.)	2,435	2,657
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11	(Prere.)	2,955	3,225
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/13		8,750	9,838
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/14		3,385	3,591
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/14		7,580	8,114
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/15		7,310	7,822
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/15		565	605
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/15		9,395	10,187
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/16		8,415	9,004

New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/16		2,735	2,963
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/24	(1)	6,740	6,840
New York City NY Transitional Finance Auth. Rev.	5.000%	7/15/25	(1)	5,200	5,242
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/26		4,000	4,229
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/28		3,500	3,523
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/30		13,500	13,306
New York City NY Transitional Finance Auth. Rev.	4.750%	1/15/38		20,000	17,790
New York City NY Transitional Finance Auth. Rev. Future Tax	5.250%	2/1/19	(1)	5,000	5,379
New York State Dormitory Auth. Rev.	4.000%	2/15/11		2,190	2,264
New York State Dormitory Auth. Rev.	4.000%	2/15/12		2,230	2,315
New York State Dormitory Auth. Rev.	5.000%	2/15/13		3,335	3,559
New York State Dormitory Auth. Rev.	5.250%	2/15/19	(1)	2,420	2,572
New York State Dormitory Auth. Rev.	5.250%	2/15/20	(1)	2,555	2,691
New York State Dormitory Auth. Rev.	5.250%	2/15/21	(1)	1,680	1,753
New York State Dormitory Auth. Rev.	5.250%	2/15/22	(1)	2,825	2,925
New York State Dormitory Auth. Rev.	5.000%	2/15/23	(4)	5,980	6,027
New York State Dormitory Auth. Rev.	5.250%	2/15/23	(1)	1,120	1,152
New York State Dormitory Auth. Rev.	5.000%	2/15/25	(4)	2,735	2,714
New York State Dormitory Auth. Rev.	5.000%	2/15/26	(4)	2,995	2,985
New York State Dormitory Auth. Rev.	5.000%	2/15/28	(4)	500	492
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000%	8/15/18	(4)(7)	16,455	17,167
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000%	8/15/25	(4)(7)	2,000	1,991

New York State Dormitory Auth. Rev. (Catholic Health)	5.500%	7/1/22	(1)	10,000	9,195
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/11	(3)	5,950	6,213
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/15	(1)	25,145	26,307
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/16	(1)	7,255	7,590
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/20	(1)	14,525	16,375
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/22	(1)	9,240	10,272
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/23	(1)	7,915	8,696
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/19		4,900	5,403
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/19		5,100	5,483
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/21		6,990	7,468
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/22		7,345	7,819
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/31		6,905	6,955
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	0.550%	3/2/09		2,800	2,800
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/10	(2)(Prere.)	21,370	22,844
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/20		3,965	3,906
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/21		4,035	3,906
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/22		4,285	4,073
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/26		1,800	1,640
New York State Dormitory Auth. Rev. (Long Island Jewish)	5.000%	11/1/26		5,495	5,007
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	5	5
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	90	96

New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	95	102
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	105	113
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	15	16
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	15	16
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/10	(4)(Prere.)	15	16
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/12		1,490	1,588
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	8/15/12		7,025	7,539
New York State Dormitory Auth. Rev. (Mental Health Services)	5.000%	2/15/25	(1)	6,575	6,322
New York State Dormitory Auth. Rev. (Mount Sinai School Medical)	5.150%	7/1/24	(1)	9,000	9,267
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/20	(1)	6,000	6,962
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/18		11,950	13,220
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/22		10,070	10,600
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/22		10,000	10,612
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/23	(4)	4,200	4,333
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/26	(2)	7,500	7,617
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/28		6,475	6,546
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/31		15,000	14,838
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/32		11,000	10,852

New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	12/15/35		10,000	9,783
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.750%	3/15/36		10,000	10,709
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.000%	3/15/38		10,000	9,702
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.250%	3/15/38		10,000	10,124
New York State Dormitory Auth. Rev. (Queens Hosp.)	5.450%	8/15/19	(2) (7)	3,920	3,975
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/19	(1)	12,300	13,576
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.000%	7/1/30		34,500	34,008
New York State Dormitory Auth. Rev. (St. Joseph's Hosp.)	5.250%	7/1/18	(1)	6,700	6,335
New York State Dormitory Auth. Rev. (State Univ. Dormitory Facs.)	5.000%	7/1/32		10,000	9,549
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10	(1)(Prere.)	10,660	11,428
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10	(1)(Prere.)	12,500	13,400
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/10	(1)(Prere.)	5,000	5,360
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12	(1)	16,160	17,115
New York State Dormitory Auth. Rev. (State Univ.)	5.250%	5/15/13		5,000	5,415
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13	(1)	17,285	18,306
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/17	(4)	3,750	4,395
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/21	(1)	3,000	3,289
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/24	(1)	7,790	8,292
New York State Dormitory Auth. Rev. (Supported Debt - The New School)	5.000%	7/1/31	(1)	8,765	8,345
New York State Dormitory Auth. Rev. (Supported Debt - The New School)	5.000%	7/1/36	(1)	6,190	5,838
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/24	(2)	4,680	5,105

New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/25	(2)	5,145	5,565
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/26	(2)	10,140	10,878
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000%	7/1/26		2,500	2,601
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/27	(2)	11,155	11,885
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/28	(2)	8,500	8,977
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/29	(2)	4,765	4,991
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/30	(2)	7,500	7,786
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.500%	5/15/31	(2)	6,000	6,187
New York State Dormitory Auth. Rev. (Supported Debt Court)	5.000%	7/1/35		13,000	12,413
New York State Dormitory Auth. Rev. (The New York & Presbyterian Hosp.)	5.500%	2/1/10	(2) (7)	6,330	6,580
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/09	(2)(Prere.)	450	462
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/09	(2)(Prere.)	2,235	2,294
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/12	(2)	3,935	4,011
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/15	(2)	1,915	1,950
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/16	(2)	800	815
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.250%	7/1/17	(4)	8,025	8,120
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.375%	7/1/25	(4)	7,000	7,024
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/19	(2)	2,425	2,652
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/21	(2)	1,750	1,845

New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/22	(2)	3,425	3,531
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/23	(2)	3,610	3,703
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/24	(2)	3,305	3,369
New York State Dormitory Auth. Rev. Non State Supported Debt (Columbia Univ.)	5.000%	7/1/13		3,075	3,469
New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of Technology Student Housing Corp.)	5.250%	7/1/26	(1)	6,105	6,181
New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of Technology Student Housing Corp.)	5.250%	7/1/29	(1)	6,870	6,751
New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of Technology Student Housing Corp.)	5.250%	7/1/31	(1)	10,000	9,680
New York State Dormitory Auth. Rev. Non State Supported Debt (Fashion Institute of Technology Student Housing Corp.)	5.250%	7/1/34	(1)	8,000	7,728
New York State Dormitory Auth. Rev. Non State Supported Debt (Fordham Univ.)	5.000%	7/1/33	(12)	5,670	5,514
New York State Dormitory Auth. Rev. Non State Supported Debt (Fordham Univ.)	5.000%	7/1/38	(12)	3,000	2,888
New York State Dormitory Auth. Rev. Non State Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/27	(7) (4)	4,675	4,597
New York State Dormitory Auth. Rev. Non State Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/36	(7) (4)	13,575	12,783
New York State Dormitory Auth. Rev. Non State Supported Debt (Long Island Jewish Obligated Group)	5.000%	5/1/32		6,500	5,526
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/27	(1)	8,000	7,896

New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Univ.)	5.000%	7/1/35	(1)	24,875	23,483
New York State Dormitory Auth. Rev. Non State Supported Debt (Mount Sinai School of Medicine of New York Univ.)	4.500%	7/1/37	(1)	14,020	12,162
New York State Dormitory Auth. Rev. Non State Supported Debt (Muni. Fac. Health)	5.000%	1/15/13		8,440	9,130
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/22		8,000	5,664
New York State Dormitory Auth. Rev. Non State Supported Debt (New York Univ.)	5.000%	7/1/38		15,700	15,115
New York State Dormitory Auth. Rev. Non State Supported Debt (School Dist. Financing Program)	4.000%	10/1/12	(4)	3,130	3,343
New York State Dormitory Auth. Rev. Non State Supported Debt (School Dist. Financing Program)	5.000%	10/1/13	(4)	1,000	1,115
New York State Dormitory Auth. Rev. Non State Supported Debt (St. John's Univ.)	5.250%	7/1/32	(1)	20,000	19,655
New York State Dormitory Auth. Rev. Non State Supported Debt (Univ. of Rochester)	5.000%	7/1/32		8,405	7,983
New York State Dormitory Auth. Rev. Non State Supported Debt (Vassar College)	5.000%	7/1/46		30,000	28,125
New York State Dormitory Auth. Rev. State Supported Debt (City Univ.)	5.000%	7/1/25		4,670	4,713
New York State Dormitory Auth. Rev. State Supported Debt (City Univ.)	5.000%	7/1/26		5,670	5,682
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) ARS	3.245%	1/19/10	(1)	10,000	10,074

New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/16		3,095	3,362
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.250%	6/15/19		11,335	12,101
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/22		5,450	5,732
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/25		4,540	4,667
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/34		5,000	4,978
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/34		5,000	4,978
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	10/15/35		5,815	5,781
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/37		2,500	2,496
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.000%	6/15/37		25,000	24,334
New York State Housing Finance Agency Rev. (Personal Income Tax)	5.000%	3/15/38		15,245	14,902
New York State Housing Finance Agency Rev. VRDO	1.650%	3/6/09		31,100	31,100
New York State Local Govt. Assistance Corp.	5.000%	4/1/13		9,390	10,431
New York State Local Govt. Assistance Corp.	5.000%	4/1/13	(4)	3,625	4,027
New York State Local Govt. Assistance Corp.	5.500%	4/1/17		2,015	2,363
New York State Muni. Bond Bank Agency Special School Purpose Rev.	5.500%	12/1/12		6,955	7,624
New York State Thruway Auth. Rev.	5.000%	1/1/26	(1)	4,695	4,658
New York State Thruway Auth. Rev.	5.000%	1/1/27	(1)	2,000	1,961

New York State Thruway Auth. Rev.	5.000%	1/1/28	(1)	2,500	2,431
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/13		3,290	3,622
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/13	(2)	1,500	1,664
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/14		4,010	4,432
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/14	(2)	32,875	35,447
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/15		6,450	7,201
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/16		5,050	5,639
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/18	(2)	25,000	27,022
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/20	(2)	5,000	5,612
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.000%	4/1/25	(2)	10,000	10,094
New York State Thruway Auth. Rev. (Personal Income Tax)	4.000%	3/15/14		2,500	2,677
New York State Thruway Auth. Rev. (Personal Income Tax)	5.250%	3/15/19		17,765	20,247
New York State Thruway Auth. Rev. (Personal Income Tax)	5.000%	3/15/22		7,570	8,067
New York State Urban Dev. Corp. Rev.	5.000%	1/1/12		5,000	5,361
New York State Urban Dev. Corp. Rev.	5.000%	1/1/14		13,000	14,158
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15		5,000	5,482
New York State Urban Dev. Corp. Rev.	5.000%	1/1/16		10,000	10,982
New York State Urban Dev. Corp. Rev.	5.000%	1/1/26		5,425	5,322
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/23	(4)	7,860	8,114
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.000%	3/15/24	(4)	3,500	3,589

New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/23	(1)	19,645	21,813
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/24	(1)	5,000	5,505
New York State Urban Dev. Corp. Rev. (Service Contract)	5.250%	1/1/24		10,000	10,192
Niagara Falls NY Bridge Comm. Rev.	5.250%	10/1/15	(1)	5,000	5,310
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/20	(1)	8,685	9,794
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/21	(1)	9,230	10,378
North Hempstead NY GO	6.400%	4/1/11	(1)	2,075	2,272
Port Auth. of New York & New Jersey Rev.	4.500%	7/15/27		17,655	17,117
Port Auth. of New York & New Jersey Rev.	5.000%	8/15/28	(4)	10,000	10,110
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33		6,990	6,960
Suffolk County NY Water Auth. Rev.	5.250%	6/1/10	(2)(ETM)	3,790	4,002
Suffolk County NY Water Auth. Rev.	5.250%	6/1/11	(2)(ETM)	2,380	2,595
Suffolk County NY Water Auth. Rev.	5.250%	6/1/12	(2)(ETM)	4,290	4,804
Suffolk County NY Water Auth. Rev.	5.250%	6/1/17	(2)(ETM)	1,695	2,035
Tobacco Settlement Asset Securitization Corp. Inc. New York	5.125%	6/1/42		10,000	6,208
Tobacco Settlement Financing Corp. New York Rev.	5.000%	6/1/10		7,500	7,723
Tobacco Settlement Financing Corp. New York Rev.	4.000%	6/1/12		20,000	20,456
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/12		2,715	3,007
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/13		6,465	7,239
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/15		2,930	3,138
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/15		10,000	11,457
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/16		2,500	2,678
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/18		2,330	2,457
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18		185	201
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/19		43,025	46,044

Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/19	(1)	2,500	2,871
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21	(ETM)	5,000	6,016
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21	(1)	11,370	12,897
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/32	(1)	3,150	3,094
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/37		13,310	12,914
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38		25,000	25,143
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.300%	3/6/09	(4)	20,900	20,900
					2,581,269
Puerto Rico (2.9%)
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/12	(1)(Prere.)	6,500	7,373
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15	(1)	5,000	4,932
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/16	(1)	16,345	16,115
Puerto Rico GO	5.500%	7/1/13	(3)	6,000	5,983
Puerto Rico GO	5.500%	7/1/20	(3)	6,305	5,876
Puerto Rico GO	5.500%	7/1/21	(1)	15,005	13,972
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/27	(3)	6,230	5,555
Puerto Rico Muni. Finance Agency	5.250%	8/1/17	(4)	7,000	7,016
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	860	998
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	9,140	10,602
					78,422
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/11		2,000	2,002
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/23		2,000	1,693
					3,695
Total Tax-Exempt Municipal Bonds (Cost $2,703,888)					2,663,386
Other Assets and Liabilities-Net (1.1%)					30,371
Net Assets (100%)					2,693,757

Key to Abbreviations

ARS - Auction Rate Security.

New York Long-Term Tax-Exempt Fund

BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2009, the cost of investment securities for tax purposes was $2,704,755,000. Net unrealized depreciation of investment securities for tax purposes was $41,369,000, consisting of unrealized gains of $54,187,000 on securities that had risen in value since their purchase and $95,556,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). As of February 28, 2009, the fund has no open futures contracts.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund's investments were valued based on Level 2 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	April 20, 2009

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	April 20, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.